Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
18.	Subsequent Events
On August 4, 2021, the Company entered into the previously announced transaction with Naviera Ultranav Limitada (“Ultranav”) to combine the Ultragas ApS (“Ultragas”) fleet and business activities with Navigator, by acquiring two entities, Othello Shipping Company S.A. with its 18 wholly owned vessels owning entities and Ultragas ApS, (the vessels’ operator) with its subsidiary (Ultraship, the in-house
technical manager), and associated entities UltraShip Crewing and Unigas Intl B.V.(the pool in which 11 of the 18 vessels operate). The acquired fleet of 18 vessels, which has a provisional book value of approx. $377.0 million, comprises:

•	seven modern 22,000cbm handysize semi-refrigerated vessels;

•	five 12,000cbm ethylene vessels and;

•	six gas carriers in the 3,770 -9,000 cbm range, three of which are ethylene capable.
The acquisition price for the entities comprised of approximately 21.2 million new shares of the Company’s common stock issued to Ultranav as well as the Company assuming the acquired entities approximately $192.7 million of debt and $17.5 million of cash. The price of the Company’s common stock on the date of acquisition was $9.57.
The debt consists of five bank loans, secured on a total of 13 of the 18 vessels acquired, the other five vessels are unencumbered. The bank loans, which in aggregate have half yearly repayments of approximately $13.6 million, mature from June 2026 and attract interest at U.S. Libor plus a margin of between 1.9% and 2.65%. In each case interest is fixed by an interest rate swap of approximately 2.0%. The financial covenants on these five bank loans were modified to be consistent with those of Navigator.
The transaction was finalized after the balance sheet date and there are no adjustments recognized within the unaudited condensed consolidated financial statements for the six months ended June 30, 2021, or the balance sheet as of June 30, 2021. At the date of issue of these unaudited condensed consolidated financial statements, due to the short period of time that has elapsed since the transaction was finalized, the initial accounting for the business combination is incomplete, as well as a local GAAP conversion to U.S. GAAP. As a result, the Company is not able to determine for disclosure, as directed by paragraph
805-10-50-2
of Topic 805 - Business Combinations, supplemental
pro-forma
information encompassing the revenue and earnings of the combined entity as of the beginning of the comparable prior reporting period, the nature and amount of any material, nonrecurring pro forma adjustments directly attributable to the business combination to be included in the supplemental pro forma information, and the exact amounts to be recognized for assets acquired and liabilities assumed by the Company, including any goodwill arising, as of the date of acquisition. However, in addition to the vessels and net debt, the provisional values of other net assets acquired were in aggregate $1.4 million, made up of accounts receivable $7.1 million; bunkers and lubricant oils $2.0 million; other current assets $5.6 million; investments in associated companies $1.5 million; accounts payable and accruals $8.8 million and derivative liabilities $6.0 million.
On September 28, 2021, the Company agreed to sell one of the older acquired vessels, the Happy Bride, a 1999 built 6,400 cbm LPG carrier to a third party for $4.75 million. The sale completed on October 12, 2021.
On October 7, 2021, the Company entered into a lease for office space in London that commences in January 2022, at the expiry of the existing lease. The lease is for a period of ten years with a mutual break option in January 2027, the fifth anniversary from the commencement of the lease. The annual lease cost is approximately $1.1 million, but is reduced by a total rent free period of 27 months over the ten years period of the lease. If the lease is terminated on the break option date the total commitment payable would be $4.3 million, or $8.6 million if the lease continues for the full tenor of 10 years.